Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

14. SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue an unlimited number of no par value Class A ordinary shares and Class B ordinary shares.

As of December 31, 2025, the Company had 39,537,710 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding.

Shares issued for acquisitions’ earn-out target

On April 7, 2023, the Company issued 507,804 Class A ordinary shares for Beelive’s earn-out target 2022.

On April 7, 2023, the Company issued 487,314 Class A ordinary shares for achieving Weiliantong’s earn-out target 2022. On April 8, 2024, the Company issued 403,089 Class A ordinary shares for achieving Weiliantong’s earn-out target 2023.

Treasury Shares

In October 2022, the Company repurchased an aggregate of 794,120 Class A ordinary shares at price of US$3.01 per share, which was recorded as treasury shares.

In October 2023, the Company repurchased an aggregate of 119,725 Class A ordinary shares at price of US$3.2 per share, which was recorded as treasury shares.

In December 2024, the Company repurchased an aggregate of 134,333 Class A ordinary shares at price of US$0.76 per share, which was recorded as treasury shares.

As of December 31, 2024 and 2025, all these shares were held in an escrow account as reserve solely for potential need.

Warrants

As of December 31, 2025, there were no warrants outstanding and exercisable, and no warrants have been exercised for the year ended December 31, 2025.

The Public Warrants became exercisable upon the completion of the SPAC Transaction on May 7, 2020 with exercise price of US$11.5 per full share. The Public Warrants will expire five years from February 5, 2019 (or February 5, 2024).

The Company may call the warrants for redemption (excluding the Private Warrants), in whole and not in part, at a price of US$0.01 per warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each Public Warrant holder,

●	if, and only if, the reported last sale price of the Class A ordinary shares equals or exceeds US$16.50 per share, for any 20 trading days within a 30-trading day period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the Class A ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis”. The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. The Public Warrants may only be exercised for a whole number of shares, meaning that the Public Warrants must be exercised in multiples of two. However, the warrants will not be adjusted for issuances of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

The private warrants are identical to the public warrants with the exercise price of US$11.5 per full share and expiration by February 5, 2024, except that the private warrants and the Class A ordinary shares issuable upon the exercise of the private warrants will not be transferable, assignable or salable until after the completion of the SPAC Transaction, subject to certain limited exceptions. The private warrants may only be exercised for a whole number of shares, meaning that the private warrants must be exercised in multiples of two. Additionally, the private warrants will be exercisable on a cashless basis and will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

A summary of warrants activity for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Number of warrants	Weighted average life	Expiration dates
Balance of warrants outstanding as of December 31, 2022	6,023,700	1.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2023	6,023,700	0.1 years	February 5, 2024
Balance of warrants outstanding as of December 31, 2024 and 2025	-	-	-
Balance of warrants exercisable as of December 31, 2024 and 2025	-	-	-

Unit Purchase Option

On February 8, 2019, the Company sold to Chardan, for $100, an option to purchase up to 375,000 Units exercisable at $11.50 per Unit (or an aggregate exercise price of $4,312,500) exercisable on the completion of the SPAC Transaction on May 7, 2020. On February 20, 2019, in connection with the underwriters’ election to exercise the over-allotment option in full, the Company issued Chardan an option to purchase up to an additional 56,250 Units exercisable at $11.50 per Unit for no additional consideration. Each Unit consists of one ordinary share, one redeemable warrant and one right (together “UPO”). The unit purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires February 5, 2024. For the year ended December 31, 2021, 100,000 UPO have been exercised for 100,000 warrants and 110,000 shares. As of December 31, 2025, the Company had no exercisable UPO units.

Shares to be issued

As of December 31, 2023, Weiliantong achieved 82.72% of Weiliantong’s earn-out target 2023 and the Company was obligated to issue 403,089 Class A ordinary shares to the original shareholders of Weiliantong. As a result, the Company classified the Weiliantong 2023 earn-out shares with fair value of RMB9,960 as shares to be issued in the Company’s equity as of December 31, 2023. 403,089 Class A ordinary shares were issued on April 8, 2024 and excluded from shares to be issued account as of December 31, 2024.

As of December 31, 2023, 2024 and 2025, shares to be issued represented the Company’s obligation to issue 636,691 Class A ordinary shares to Weilaijin with fair value of RMB20,817 in connection with the acquisition of Weiliantong in 2022. The Company is required to issue the related shares upon receipt of exercise notice from Weilaijin.

2021 Equity Incentive Plan

On August 3, 2021, the Employee Share Option Committee (the “ESOP Committee”) of the Company approved a resolution which appointed the Chief Executive Officer and Chief Operating Officer as Authorized Officer of ESOP Committee to grant share options to employees, directors, advisors, consultants and service providers of the Company. In 2021, the ESOP Committee approved the granting Restricted Share Units (“RSU”) under the 2021 Equity Incentive Plan. On July 19, 2025, the board of directors (the “Board”) adopted resolutions by written consent to approve the Amendment of the 2021 Equity Incentive Plan (the “Amended Plan”) solely to (i) increase the number of Ordinary Shares available for issuance under the Original Plan from 3,000,000 shares to 6,000,000 shares, effective as of July 19, 2025 and (ii) include an evergreen provision that would increase, commencing on January 1, 2026, and continuing annually on each anniversary thereof through and including January 1, 2035, equal to the lesser of (i) 3% of the Ordinary Shares outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of Shares as determined by the Board or the Committee.

As of December 31, 2022, the Company had 716,956 RSUs outstanding. For the year ended December 31, 2023, the ESOP Committee approved the granting of 512,217 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31, 2023, 21,206 RSUs was forfeited and 434,093 RSUs was vested. As of December 31, 2023, the Company had 773,874 RSUs outstanding. For the year ended December 31, 2024, the ESOP Committee approved the granting of 272,999 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31, 2024, 31,714 RSUs were forfeited and 405,758 RSUs were vested. As of December 31, 2024, the Company had 608,874 RSUs outstanding. For the year ended December 31, 2025, the ESOP Committee approved the granting of 282,543 RSUs under the 2021 Equity Incentive Plan. For the year ended December 31, 2025, 27,122 RSUs were forfeited and 614,984 RSUs were vested. As of December 31, 2025, the Company had 249,311 RSUs outstanding.